Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Earnings from Continuing Operations

Earnings from continuing operations are summarized below:

(in millions)	2015	2014	2013
Earnings from continuing operations before income taxes:
Domestic	$121.2	$123.3	$157.2
Foreign	75.1	63.9	47.4

Total	$196.3	$187.2	$204.6

Schedule of Provision Income Taxes From Continuing Operations

Provision for income taxes from continuing operations is summarized below:

(in millions)	2015	2014	2013
Current:
Federal and state	$51.1	$28.3	$51.9
Foreign	18.2	15.1	13.0

Total current	$69.3	$43.4	$64.9

Deferred:
Federal and state	$(27.9)	$(12.0)	$(9.0)
Foreign	(2.1)	(5.5)	(0.6)

Total deferred	$(30.0)	$(17.5)	$(9.6)

Provision for taxes on earnings	$39.3	$25.9	$55.3

Reconciliation of Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate For Continuing Operations

The differences between the U.S. federal statutory income tax rate and MFS’ effective tax rate were as follows:

	2015	2014	2013
Federal income tax at statutory rate	35.0%	35.0%	35.0%
State income provision	1.4	1.4	1.9
Manufacturing and research incentives	(1.7)	(1.7)	(2.9)
Taxes on foreign income which differ from the U.S. statutory rate	(3.9)	(2.4)	(3.2)
Adjustments for unrecognized tax benefits	0.1	4.3	(3.5)
Adjustments for valuation allowances	(13.8)	21.5	(0.3)
Capital loss generation	—	(41.4)	—
Business acquisitions & divestitures	4.1	—	—
Other items	(1.1)	(2.9)	—

Effective tax rate	20.1%	13.8%	27.0%

Schedules of Deferred Tax Assets (Liabilities)

The significant components of deferred tax assets and deferred tax liabilities were as follows:

(in millions)	2015	2014
Current deferred tax assets (liabilities):
Inventories	$—	$5.1
Accounts receivable	—	1.2
Product warranty reserves	—	10.9
Product liability reserves	—	0.8
Deferred revenue, current portion	—	(0.2)
Deferred employee benefits	—	4.7
Other reserves and allowances	—	5.4
Less valuation allowance	—	(8.3)

Net deferred tax assets, current (1)	$—	$19.6

Non-current deferred tax assets (liabilities):
Inventories	$7.6	$—
Accounts receivable	1.2	—
Property, plant and equipment	(2.8)	(8.3)
Intangible assets	(218.9)	(242.4)
Deferred employee benefits	15.7	12.7
Product warranty reserves	14.4	3.9
Product liability reserves	1.0	—
Loss carryforwards	84.9	119.1
Deferred revenue	1.1	1.5
Other	16.9	9.7

Total non-current deferred tax liabilities	(78.9)	(103.8)
Less valuation allowance	(80.1)	(104.9)

Net deferred tax liabilities, non-current	$(159.0)	$(208.7)

(1) - In 2015, MFS early adopted ASU No. 2015-17, “Balance Sheet Classification of Deferred Taxes” which eliminated the requirement to present deferred tax liabilities and assets as current and non-current on the balance sheet. Prior periods were not retrospectively adjusted.

Current and long-term tax assets and liabilities included in the combined balance sheets were as follows:

(in millions)	2015	2014
Current income tax asset	$—	$23.7
Long-term income tax assets, included in other non-current assets	8.9	9.3
Current deferred income tax liability, included in accounts payable and accrued expenses	—	(4.1)
Long-term deferred income tax liability	(167.9)	(218.0)

Net deferred income tax liability	$(159.0)	$(189.1)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of MFS’ unrecognized tax benefits is as follows:

(in millions)	2015	2014	2013
Balance at beginning of year	$16.6	$7.8	$17.1
Additions based on tax positions related to the current year	0.2	14.1	1.0
Additions for tax positions of prior years	—	—	0.1
Reductions based on settlements with taxing authorities	—	(2.8)	(8.0)
Reductions for lapse of statute	(0.2)	(2.5)	(2.4)

Balance at end of year	$16.6	$16.6	$7.8